Document and Entity Information	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	Xtend AI Robotics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43471
Entity Tax Identification Number	38-4385227
Entity Address Address Line 1	5247 Crossroads Park Drive
Entity Address City Or Town	Tampa
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33610
City Area Code	813
Local Phone Number	621-8965
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	XTND
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002111860